FI - Fair value, unfunded commitments, term of redemption conditions (Details 11) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Dec. 31, 2015
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 1,294
Redeemable	1,865
Total fair value	3,159
Unfunded commitments	258
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	179
Redeemable attributable to non-controlling interest	5
Unfunded commitments attributable to non-controlling interest	51
Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	69
Redeemable	1,696
Total fair value	1,765
Unfunded commitments	0
Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0
Redeemable	0
Total fair value	0
Unfunded commitments	0
Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	69
Redeemable	1,701
Total fair value	1,770
Unfunded commitments	SFr 0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	46.00%
Percentage of investment subject to monthly redemption	18.00%
Percentage of investment subject to quarterly redemption	7.00%
Percentage of investment subject to annual redemption	29.00%
Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 0
Redeemable	(5)
Total fair value	(5)
Unfunded commitments	0
Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1,225
Redeemable	169
Total fair value	1,394
Unfunded commitments	258
Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	201
Redeemable	73
Total fair value	274
Unfunded commitments	SFr 0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	18.00%
Percentage of investment subject to monthly redemption	3.00%
Percentage of investment subject to quarterly redemption	72.00%
Percentage of investment subject to annual redemption	7.00%
Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 580
Redeemable	0
Total fair value	580
Unfunded commitments	182
Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	444
Redeemable	96
Total fair value	540
Unfunded commitments	76
Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	200
Redeemable	38
Total fair value	238
Unfunded commitments	0
Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	7
Redeemable	0
Total fair value	7
Unfunded commitments	5
Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1
Redeemable	0
Total fair value	1
Unfunded commitments	0
Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	227
Redeemable	0
Total fair value	227
Unfunded commitments	55
Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	221
Redeemable	0
Total fair value	221
Unfunded commitments	57
Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0
Redeemable	35
Total fair value	35
Unfunded commitments	0
Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	125
Redeemable	0
Total fair value	125
Unfunded commitments	SFr 65
Scenario, Previously Reported [Member]
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable		SFr 1,958
Redeemable		1,907
Total fair value		3,865
Unfunded commitments		449
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest		464
Redeemable attributable to non-controlling interest		9
Unfunded commitments attributable to non-controlling interest		176
Scenario, Previously Reported [Member] | Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable		81
Redeemable		1,600
Total fair value		1,681
Unfunded commitments		0
Scenario, Previously Reported [Member] | Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable		2
Redeemable		0
Total fair value		2
Unfunded commitments		0
Scenario, Previously Reported [Member] | Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable		79
Redeemable		1,606
Total fair value		1,685
Unfunded commitments		SFr 0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption		40.00%
Percentage of investment subject to monthly redemption		23.00%
Percentage of investment subject to quarterly redemption		6.00%
Percentage of investment subject to annual redemption		31.00%
Scenario, Previously Reported [Member] | Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable		SFr 0
Redeemable		(6)
Total fair value		(6)
Unfunded commitments		0
Scenario, Previously Reported [Member] | Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable		1,877
Redeemable		307
Total fair value		2,184
Unfunded commitments		449
Scenario, Previously Reported [Member] | Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable		184
Redeemable		111
Total fair value		295
Unfunded commitments		SFr 1
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption		5.00%
Percentage of investment subject to monthly redemption		3.00%
Percentage of investment subject to quarterly redemption		87.00%
Percentage of investment subject to annual redemption		5.00%
Scenario, Previously Reported [Member] | Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable		SFr 1,033
Redeemable		0
Total fair value		1,033
Unfunded commitments		348
Scenario, Previously Reported [Member] | Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable		660
Redeemable		196
Total fair value		856
Unfunded commitments		100
Scenario, Previously Reported [Member] | Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable		184
Redeemable		76
Total fair value		260
Unfunded commitments		1
Scenario, Previously Reported [Member] | Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable		11
Redeemable		0
Total fair value		11
Unfunded commitments		17
Scenario, Previously Reported [Member] | Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable		0
Redeemable		0
Total fair value		0
Unfunded commitments		0
Scenario, Previously Reported [Member] | Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable		428
Redeemable		0
Total fair value		428
Unfunded commitments		114
Scenario, Previously Reported [Member] | Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable		282
Redeemable		0
Total fair value		282
Unfunded commitments		76
Scenario, Previously Reported [Member] | Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable		0
Redeemable		35
Total fair value		35
Unfunded commitments		0
Scenario, Previously Reported [Member] | Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable		312
Redeemable		0
Total fair value		312
Unfunded commitments		SFr 141